Share-Based Payment	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Share-Based Payment
26.	SHARE-BASED PAYMENT
See accounting policy in Note 2.3.15.
26.1 Cash-settled share-based paym
e
nt transactions
Below, the position of outstanding shares granted:

		12.31.2023				12.31.2022
Date of grants	Right of acquisition date	Amount of shares granted	Fair value on grant date in (R$) (i)	Amount of share outstanding (ii)	Fair value of liability in US$ (iii)	Amount of share outstanding (ii)	Fair value of liability in US$ (iii)

04.12.2018	— (iv)	1,622,986	35.2	—	—	167,347	0.4
03.12.2019	03.12.2024 (v)	1,349,153	26.0	159,471	0.8	323,415	0.8
03.24.2020	03.24.2025 (v)	1,633,741	27.7	293,810	1.4	1,157,029	3.0
11.13.2020	— (iv)	6,530,000	43.6	—	—	4,326,111	11.3
03.18.2021	03.18.2024 (v)	2,181,442	24.6	1,851,098	9.0	1,293,066	3.4
03.11.2022	03.11.2025 (v)	2,292,434	40.4	1,258,779	6.1	631,352	1.7
09.05.2022	09.05.2027 (vi)	13,621,919	187.1	4,537,104	9.9	2,074,484	5.4
11.18.2022	11.18.2026 (vi)	4,494,033	78.7	1,717,621	4.0	542,908	1.4
03.09.2023	03.09.2026 (v)	3,471,772	56.7	936,998	4.5	—	—
09.13.2023	09.13.2027 (vi)	1,802,095	33.3	147,647	0.7	—	—

				10,902,528	36.4	10,515,712	27.4

(i)
Refers to the fair value on the grant-date. The fair value of the share on the grant-date is determined based on the average price of the last
30
trading sessions (based on the EMBR3 shares listed in the Brazilian
Stock Exchange - B3).

(ii)	Corresponds to the quantity of virtual shares allocated proportionally in relation to the acquisition period incurred, reduced by the quantity already paid.
(iii)
The fair value of the liability on that date is determined by multiplying the number of virtual shares outstanding by the fair value of the share as of each reporting period. The fair value of the share is calculated by averaging the price over the preceding 10 trading sessions on the B3 for the EMBR3 share. The amount is presented as other payables (Note 21).

(iv)	Plans fully settled in 2023.
(v)
The number of virtual shares attributed to each participant is divided into two classes, being restricted virtual shares (service condition) and performance virtual shares. Payments for the granted plans occur as follows:

Grants made until the year 2020:

•	restricted virtual shares: (i) 33% on the third anniversary of the grant date; (ii) 33% on the fourth anniversary of the grant date, and (iii) 34% on the fifth anniversary of the grant date.

•	virtual performance shares: 100% on the third anniversary of the grant.
Grants made from the year 2021 on:

•	restricted virtual shares: 100% on the third anniversary of the grant.

•	virtual performance shares: 100% on the third anniversary of the grant.

(vi)	For these plans, advances are made on each anniversary of the grant date.
26.2 Equity-settled share-based payment transactions
Eve Holding, Inc. provides its employees and those of its subsidiaries with share-based payment plans (NYSE: EVEX). To acquire the right to receive Eve Holding, Inc.’s equity instruments, participants are subject to meeting performance targets, including market conditions and service conditions, lasting
2
to
5
years.
As of December 31, 2023, the number of shares granted is 1,132,336 (2022: 917,172) and the amount recognized in equity is US$ 7.4 (2022: US$ 2.9).